As filed with the Securities and Exchange Commission on August 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22486

GPS Funds II
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of principal executive offices) (Zip code)

Starr E. Frohlich
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523
(Name and address of agent for service)

(800) 664-5345
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

GuideMarkSM Global Real Return Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares		Value

	INVESTMENT COMPANIES - 99.71%
	Exchange Traded Funds - 99.71%
40,929	Energy Select Sector SPDR Fund	$3,084,000
1,104,315	PowerShares DB Commodity Index Tracking Fund (a)	31,980,962
56,200	PowerShares DB Gold Fund (a)	2,952,748
136,520	PowerShares Global Agriculture ETF	4,481,952
336,242	SPDR Barclays Capital TIPS ETF	18,402,525
206,595	SPDR DB International Government Inflation-Protected Bond ETF	12,792,362
388,554	SPDR Dow Jones International Real Estate ETF	15,689,811
212,545	SPDR Dow Jones REIT ETF	14,155,497
66,601	SPDR Metals and Mining ETF	4,622,775
530,557	SPDR S&P Global Natural Resources ETF	31,688,578
106,485	SPDR S&P International Energy Sector ETF	3,060,379

		142,911,589

	Total Investment Companies (Cost $146,111,086)	142,911,589

	SHORT TERM INVESTMENTS - 0.46%
	Money Market Funds - 0.46%
	Federated Prime Obligations Fund
656,053	0.09%, 01/01/2050	656,053

	Total Short Term Investments (Cost $656,053)	656,053

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.84%
	Money Market Funds - 10.84%
15,528,950	Mount Vernon Prime Portfolio Effective Yield, 0.20%	15,528,950

	Total Investments Purchased as Securities Lending Collateral (Cost $15,528,950)	15,528,950

	Total Investments (Cost $162,296,089) - 111.01%	159,096,592
	Liabilities in Excess of Other Assets - (11.01)%	(15,778,460)

	TOTAL NET ASSETS - 100.00%	$143,318,132

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$162,296,089

Gross unrealized appreciation	1,464,234
Gross unrealized depreciation	(4,663,731)

Net unrealized appreciation	($3,199,497)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

GuideMarkSM Global Real Return Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$142,911,589	$-	$-	$142,911,589

Short Term Investments	656,053	-	-	656,053

Investments Purchased as Securities Lending Collateral	15,528,950	-	-	15,528,950

Total Investments in Securities	$159,096,592	$-	$-	$159,096,592

There were no significant transfers in or out of Levels 1 and 2 during the period ended June 30, 2011.

GuideMarkSM Opportunistic Fixed Income Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Principal Amount		Value

	ASSET BACKED SECURITIES - 0.50%
	Diamond Resorts Owner Trust
1,133,506	2011-1A, 4.000%, 03/20/2023 (b)	$1,134,426

	Total Asset Backed Securities (Cost $1,125,675)	1,134,426

	BANK LOANS - 5.21%
	Ausurion Corp.
500,000	9.000%, 05/10/2019	503,203
	CCS International
1,166,977	3.246%, 11/14/2014 (c)	1,112,171
	Chrysler Automotive
715,000	6.000%, 05/20/2017	698,341
	CPG International
773,058	6.000%, 02/18/2017	774,990
	HCR Manorcare
1,097,250	5.000%, 02/04/2018 (c)	1,081,249
	Hubbard Radio
500,000	8.750%, 03/24/2017	509,375
	Lawson/Softbrands
560,000	0.000%, 06/28/2018 (d)	538,048
	Milacron LLC
480,000	7.500%, 04/11/2017	477,600
	Mold Masters Group
578,167	3.813%, 10/10/2014	565,881
	Nortek, Inc.
812,963	5.250%, 04/12/2017	815,334
	Open Link Financial
580,000	5.250%, 04/13/2018	579,275
	PQ Corp.
1,120,000	6.690%, 07/30/2015 (c)	1,100,400
	Quintiles Corp.
980,000	5.000%, 05/26/2018	975,394
	Sem Group
575,000	5.750%, 06/03/2018	572,125
	Sprouts Farms Market
748,125	6.000%, 03/10/2018 (c)	743,449
	TXU Non-Extended
963,879	3.689%, 10/10/2014	808,798

	Total Bank Loans (Cost $11,869,539)	11,855,633

Shares

	CONVERTIBLE PREFERRED STOCKS - 1.25%
	Automobiles - 0.25%
11,500	General Motors Co.	560,510

	Banks - 0.51%
1,100	Wells Fargo & Co.	1,166,000

	Oil & Gas - 0.49%
17,100	Apache Corp.	1,127,232

	Total Convertible Preferred Stocks (Cost $2,837,522)	2,853,742

	PREFERRED STOCKS - 0.76%
	Consumer Finance - 0.49%
44,500	Ally Financial, Inc.	1,113,835

	Insurance - 0.27%
24,000	Montpelier Re Holdings Ltd. (a)	619,200

	Total Preferred Stocks (Cost $1,710,275)	1,733,035

Principal Amount

	COLLATERALIZED MORTGAGE OBLIGATIONS - 6.53%
	American Home Mortgage Investment Trust
756,052	2005-2, 1.924%, 09/25/2045 (c)	626,855
259,427	2005-4, 0.477%, 11/25/2045 (c)	165,219
	Bank of America Funding Corp.
461,684	2005-H, 2.696%, 11/20/2035 (c)	254,602
	Bank of America Mortgage Securities, Inc.
209,093	2005-A, 2.880%, 02/25/2035 (c)	181,475
	Bear Stearns Adjustable Rate Mortgage Trust
302,418	2004-1, 2.828%, 04/25/2034 (c)	236,218
	CFCRE Commercial Mortgage Trust
835,000	2011-C1, 5.552%, 04/15/2044 (b)(c)	763,650
	CW Capital Cobalt Ltd.
275,000	2007-C2, 5.484%, 04/15/2047 (c)	292,345
	DBUBS Mortgage Trust
1,755,000	2011-LC1, 5.728%, 11/10/2046 (b)(c)	1,498,625
	Extended Stay America Trust
1,000,000	2010-ESH, 5.498%, 11/05/2027 (b)	1,000,094
	GMAC Mortgage Corp. Loan Trust
635,610	2005-AR3, 2.891%, 06/19/2035 (c)	559,305
	Greenwich Capital Commercial Funding Corp.
275,000	2007-GG11, 5.736%, 12/10/2049	295,528
125,000	A-M, 5.867%, 12/10/2049 (c)	114,617
	GS Mortgage Securities Corp. II
740,000	2007-GG10, 5.998%, 08/10/2045 (c)	652,763
	GSAA Trust
885,041	2005-11, 0.467%, 10/25/2035 (c)	644,617
	Impac Secured Assets CMN Owner Trust
769,693	2007-2, 0.297%, 05/25/2037 (c)	358,700
	IndyMac Index Mortgage Loan Trust
182,331	2004-AR7, 1.047%, 09/25/2034 (c)	120,857
678,251	2005-AR1, 2.633%, 03/25/2035 (c)	561,536
436,517	2005-AR35, 5.509%, 02/25/2036 (c)	302,384
71,530	2005-16IP, 0.507%, 07/25/2045 (c)	46,732
	JPMorgan Chase Commerical Mortgage Securities Corp.
1,100,000	2010-C1, 6.314%, 06/15/2043 (b)(c)	1,070,387
	Morgan Stanley Capital I
400,000	2011-C2, 5.319%, 06/15/2044 (b)(c)	344,762
	Morgan Stanley Re-REMIC Trust
645,000	2009-GG10, 5.998%, 08/12/2045 (b)(c)	644,681
1,000,000	2010-GG10, 5.998%, 08/15/2045 (b)(c)	997,123
	Residential Accredit Loans, Inc.
850,555	2005-QA12, 4.092%, 12/25/2035 (c)	517,576
743,536	2006-QO7, 1.063%, 09/25/2046 (c)	322,791
	Structured Adjustable Rate Mortgage Loan Trust
492,047	2005-14, 0.497%, 07/25/2035 (c)	302,888

	Washington Mutual
65,237	2006-AR17, 1.073%, 12/25/2046	45,366
	WF-RBS Commercial Mortgage Trust
2,200,000	2011-C2, 5.466%, 02/15/2044 (b)(c)	1,939,684

	Total Collateralized Mortgage Obligations (Cost $15,705,257)	14,861,380

	CONVERTIBLE OBLIGATIONS - 1.69%
	Automobiles - 0.23%
	Ford Motor Co.
305,000	4.250%, 11/15/2016	524,219

	Biotechnology - 0.25%
	Vertex Pharmaceuticals, Inc.
460,000	3.350%, 10/01/2015	581,325

	Computers & Peripherals - 0.73%
	EMC Corp.
650,000	1.750%, 12/01/2013	1,142,375
	SanDisk Corp.
480,000	1.500%, 08/15/2017	510,000

		1,652,375

	Diversified Manufacturing - 0.13%
	TRW Automotive, Inc.
140,000	3.500%, 12/01/2015 (b)	296,450

	Oil & Gas - 0.23%
	Alpha Natural Resources, Inc.
455,000	2.375%, 04/15/2015	534,625

	Semiconductors & Semiconductor Equipment - 0.12%
	Intel Corp.
215,000	3.250%, 08/01/2039	263,375

	Total Convertible Obligations (Cost $3,893,169)	3,852,369

	CORPORATE OBLIGATIONS - 28.99%
	Airlines - 0.04%
	American Airlines, Inc.
100,000	7.500%, 03/15/2016 (b)	98,500

	Auto Components - 0.59%
	Goodyear Tire & Rubber Co.
250,000	8.250%, 08/15/2020	271,250
	Lear Corp.
1,000,000	8.125%, 03/15/2020	1,082,500

		1,353,750

	Banks - 0.60%
	CIT Group, Inc.
350,000	7.000%, 05/02/2017 (b)	350,000
	Halyk Savings Bank of Kazakhstan JSC
1,000,000	7.250%, 01/28/2021 (b)	1,015,000

		1,365,000

	Business Services - 0.58%
	Alfa Bond Issuance Plc
1,120,000	7.750%, 04/28/2021 (b)	1,135,456
	West Corp.
200,000	7.875%, 01/15/2019 (b)	194,500

		1,329,956

	Chemicals - 0.60%
	Braskem Finance Ltd.
1,100,000	5.750%, 04/15/2021 (b)	1,112,430
	Ineos Group Holdings Ltd.
250,000	8.500%, 02/15/2016 (b)	248,125

		1,360,555

	Commercial Services & Supplies - 0.61%
	International Lease Finance Corp.
195,000	6.250%, 05/15/2019	190,819
100,000	8.250%, 12/15/2020	108,250
	RR Donnelley & Sons Co.
1,100,000	7.625%, 06/15/2020	1,088,869

		1,387,938

	Communications - 0.36%
	CCO Holdings LLC
350,000	8.125%, 04/30/2020	379,750
	Clear Channel Communications, Inc.
250,000	9.000%, 03/01/2021 (b)	240,625
	Univision Communications, Inc.
200,000	7.875%, 11/01/2020 (b)	206,000

		826,375

	Consumer Finance - 0.12%
	Ally Financial, Inc.
250,000	7.500%, 09/15/2020	262,500

	Containers & Packaging - 0.63%
	Reynolds Group Issuer LLC
250,000	8.250%, 02/15/2021 (b)	235,000
	Reynolds Group Issuer, Inc.
800,000	8.500%, 10/15/2016 (b)	1,206,532

		1,441,532

	Diversified Financial Services - 4.06%
	Banco Votorantim SA
560,000	6.250%, 05/16/2016 (b)	371,384
	Expro Finance Luxembourg SCA
250,000	8.500%, 12/15/2016 (b)	242,500
	Ford Credit Ltd.
1,065,000	4.875%, 03/17/2014	1,106,332
	Ford Motor Credit Co. LLC
300,000	5.750%, 02/01/2021	300,381
	Hexion U.S. Finance Corp.
2,115,000	8.875%, 02/01/2018	2,210,175
	Pinnacle Foods Finance LLC
200,000	8.250%, 09/01/2017	208,500
	Residential Capital LLC
2,910,000	9.625%, 05/15/2015	2,902,725
	SLM Corp.
1,000,000	5.190%, 04/24/2019	904,255
1,200,000	8.000%, 03/25/2020	1,290,602
	Springleaf Finance Corp.
1,500,000	3.250%, 01/16/2013	2,065,057
700,000	4.125%, 11/29/2013	950,363

		12,552,274

	Diversified Manufacturing - 3.32%
	Biomet, Inc.
1,550,000	11.625%, 10/15/2017	1,724,375
	Masonite International Corp.
905,000	8.250%, 04/15/2021 (b)	903,869
	Rbs Global, Inc.
250,000	8.500%, 05/01/2018	265,312

	Valeant Pharmaceuticals International
50,000	7.250%, 07/15/2022 (b)	48,750
	Votorantim Cimentos SA
1,200,000	7.250%, 04/05/2041 (b)	1,191,000
	Vulcan Materials Co.
100,000	7.500%, 06/15/2021	100,041

		4,233,347

	Diversified Telecommunication Services - 4.12%
	Centurylink, Inc.
2,200,000	7.600%, 09/15/2039	2,122,116
	CHC Helicopter SA
200,000	9.250%, 10/15/2020 (b)	181,500
	Clearwire Communications LLC
2,665,000	12.000%, 12/01/2015 (b)	2,868,206
	Cricket Communications, Inc.
250,000	7.750%, 10/15/2020	245,625
	Frontier Communications Corp.
250,000	8.500%, 04/15/2020	273,750
	Intelsat Jackson Holdings SA
350,000	7.500%, 04/01/2021 (b)	348,688
	Level 3 Financing, Inc.
650,000	9.250%, 11/01/2014	671,937
1,000,000	8.750%, 02/15/2017	1,025,000
	MetroPCS Wireless, Inc.
200,000	7.875%, 09/01/2018	212,750
	Portugal Telecom International Finance BV
250,000	5.000%, 11/04/2019	291,844
50,000	4.500%, 06/16/2025	52,206
	Qwest Corp.
1,100,000	7.200%, 11/10/2026	1,083,500

		9,377,122

	Electrical Equipment - 0.04%
	CDW Finance Corp.
100,000	7.500%, 04/01/2019 (b)	98,500

	Energy Equipment & Services - 0.42%
	Cia de Eletricidade do Estado da Bahia
1,080,000	11.750%, 04/27/2016 (b)	752,500
	Cie Generale de Geophysique
200,000	7.750%, 05/15/2017	207,000

		959,500

	Food & Staples Retailing - 0.61%
	Rite Aid Corp.
1,100,000	10.375%, 07/15/2016	1,174,250
200,000	8.000%, 08/15/2020	216,500

		1,390,750

	Food Products - 0.05%
	Dean Foods Co.
100,000	9.750%, 12/15/2018 (b)	106,750

	Health Care Providers & Services - 0.15%
	HCA, Inc.
200,000	7.875%, 02/15/2020	218,000
	Vanguard Health Systems, Inc.
200,000	0.000%, 02/01/2016 (d)	132,750

		350,750

	Hotels, Restaurants & Leisure - 2.87%
	ARAMARK Holdings Corp.
1,270,000	8.625%, 05/01/2016 (b)	1,298,575
	Caesars Entertainment Operating Co., Inc.
935,000	5.625%, 06/01/2015	759,687
300,000	11.250%, 06/01/2017	332,625
	ClubCorp Club Operations, Inc.
100,000	10.000%, 12/01/2018 (b)	99,500
	Mandalay Resort Group
600,000	7.625%, 07/15/2013	597,000
	MGM Resorts International
2,195,000	5.875%, 02/27/2014	2,120,919
200,000	7.500%, 06/01/2016	191,000
1,165,000	7.625%, 01/15/2017	1,127,138

		6,526,444

	Independent Power Producers & Energy Traders - 0.16%
	AES Corp.
100,000	7.375%, 07/01/2021 (b)	101,625
	Calpine Corp.
250,000	7.500%, 02/15/2021 (b)	256,250

		357,875

	Insurance - 1.20%
	American International Group, Inc.
1,000,000	8.175%, 05/15/2058 (c)	1,096,350
	Metlife Capital Trust IV
1,550,000	7.875%, 12/15/2037 (b)	1,627,046

		2,723,396

	IT Services - 0.09%
	SunGard Data Systems, Inc.
200,000	7.625%, 11/15/2020	203,000

	Machinery - 0.10%
	RSC Equipment Rental, Inc.
200,000	10.250%, 11/15/2019	220,000

	Media - 0.14%
	DISH DBS Corp.
300,000	7.125%, 02/01/2016	318,000

	Metals & Mining - 0.90%
	Arcelormittal SA
1,100,000	5.500%, 03/01/2021	1,103,762
	FMG Resources Ltd.
250,000	6.875%, 02/01/2018 (b)	255,000
	Vedanta Resources Plc
675,000	8.250%, 06/07/2021 (b)	683,438

		2,042,200

	Multi Utilities - 2.27%
	Ameren Energy Generating Co.
500,000	7.950%, 06/01/2032	485,400
	EDP Finance BV
1,690,000	6.000%, 02/02/2018 (b)	1,565,750
	Empresas Publicas de Medellin ESP
980,000,000	8.375%, 02/01/2021 (b)	579,635
	Energy Future Intermeridate Holding Co. LLC
1,985,000	10.000%, 12/01/2020	2,126,848
	Intergen NV
200,000	9.000%, 06/30/2017 (b)	212,500

	Texas Competitive Electric Holdings Co. LLC
200,000	11.500%, 10/01/2020 (b)	197,500

		5,167,633

	Oil & Gas - 2.80%
	Alpha Natural Resources, Inc.
100,000	6.000%, 06/01/2019	100,250
100,000	6.250%, 06/01/2021	101,000
	Arch Coal, Inc.
200,000	7.000%, 06/15/2019 (b)	200,500
	Chesapeake Energy Corp.
250,000	6.125%, 02/15/2021	253,437
	Linn Energy LLC
250,000	7.750%, 02/01/2021 (b)	261,250
	OGX Petroleo e Gas Participacoes SA
815,000	8.500%, 06/01/2018 (b)	842,303
	Petrohawk Energy Corp.
200,000	7.250%, 08/15/2018	206,250
5,000,000	Petroleos de Venezuela SA 4.900%, 10/28/2014	3,887,500
	Plains Exploration & Production Co.
250,000	6.625%, 05/01/2021	250,312
	SandRidge Energy, Inc.
250,000	8.000%, 06/01/2018 (b)	256,250

		6,359,052

	Publishing - 0.09%
	Visant Corp.
200,000	10.000%, 10/01/2017	208,000

	Semiconductors & Semiconductor Equipment - 0.16%
	Abengoa Finance SAU
250,000	8.875%, 11/01/2017 (b)	256,562
	Freescale Semiconductor, Inc.
100,000	8.050%, 02/01/2020 (b)	101,000

		357,562

	Specialty Retail - 0.18%
	Michaels Stores, Inc.
200,000	7.750%, 11/01/2018 (b)	201,500
	PETCO Animal Supplies, Inc.
200,000	9.250%, 12/01/2018 (b)	213,500

		415,000

	Textiles, Apparel & Luxury Goods - 0.99%
	Edcon Proprietary Ltd.
1,120,000	9.500%, 03/01/2018 (b)	1,058,400
	Phillips Van Heusen Corp.
1,100,000	7.750%, 11/15/2023	1,183,128

		2,241,528

	Transportation - 0.14%
	CDRT Merger Sub, Inc.
100,000	8.125%, 06/01/2019 (b)	100,250
	Energy XXI Gulf Coast, Inc.
200,000	9.250%, 12/15/2017	213,500

		313,750

	Total Corporate Obligations (Cost $66,723,289)	65,948,539

	FOREIGN DEBT OBLIGATIONS - 40.01%
	Canadian Government Bond
1,200,000	1.750%, 03/01/2013	1,249,396
	Ghana Government Bond
2,530,000	12.390%, 04/28/2014	1,654,619
690,000	13.000%, 06/02/2014	456,586
	Indonesia Treasury Bill
67,000,000,000	0.000%, 02/09/2012 (d)	7,537,158
	Isreal Treasury Bill
8,700,000	0.000%, 02/01/2012 (d)	2,507,388
8,800,000	0.000%, 04/04/2012 (d)	2,522,188
	Malaysia Government Bond
32,800,000	3.718%, 06/15/2012	10,953,310
	Mexican Bonos
60,000,000	8.000%, 12/19/2013	5,432,797
33,500,000	6.000%, 06/18/2015	2,866,236
	Poland Government Bond
2,083,000	0.000%, 07/25/2013 (d)	690,848
	Republic of Greece
970,000	4.700%, 03/20/2024	654,656
5,000	4.500%, 09/20/2037	3,143
	Republic of Hungary
306,000,000	5.500%, 02/12/2014	1,631,427
615,000,000	6.750%, 02/24/2017	3,275,063
309,000,000	6.750%, 08/22/2014	1,685,358
	Republic of Iceland
2,290,000	4.875%, 06/16/2016 (b)	2,302,000
100,000	8.375%, 11/03/2017 (b)	105,000
1,180,000	7.400%, 04/20/2018 (b)	1,156,400
2,300,000	7.950%, 02/23/2021 (b)	2,409,250
2,650,000	6.375%, 03/29/2021	2,809,000
950,000	4.875%, 05/05/2021 (b)	977,313
1,060,000	5.250%, 06/16/2021 (b)	1,049,400
	Republic of Ireland
55,000	5.400%, 03/13/2025	49,419
50,000	4.500%, 04/18/2020	46,372
	Republic of Korea
1,200,000,000	3.750%, 06/10/2013	1,126,361
18,400,000,000	3.000%, 12/10/2013	16,957,384
	Republic of Poland
386,000	4.750%, 04/25/2012	140,778
17,465,000	0.000%, 01/25/2013 (d)	5,921,735
2,256,000	0.000%, 10/25/2012 (d)	774,346
	Republic of Portugal
260,000	3.850%, 04/15/2021	219,019
290,000	4.950%, 10/25/2023	255,566
	United Kingdom Gilt
260,000	5.000%, 03/07/2012	429,766
394,000	5.250%, 06/07/2012	659,309
	Western Australia Treasury Corp.
3,800,000	8.000%, 06/15/2013	4,306,097
4,000,000	5.500%, 08/01/2013	4,334,532
4,000,000	6.000%, 08/21/2013	4,370,810

	Total Foreign Debt Ogligations (Cost $92,575,152)	93,520,030

Contracts

	PURCHASED OPTIONS - 0.01%
960,000	Canadian Dollar - Japanese Yen Expiration: July, 2011, Exercise Price: $87.130	3,061

1,000,000	U.S. Dollar - Australian Dollar Expiration: September, 2011, Exercise Price: $1.032	15,686

	Total Purchased Options (Cost $56,893)	18,747

Principal Amount

	SHORT TERM INVESTMENTS - 15.76%
	Short Term Investments - 14.66%
	Federated Prime Obligations Fund
22,348,889	0.090%, 01/01/2050	22,348,889
	U.S. Treasury Bill
1,000,000	0.056%, 09/22/2011 (e)	999,965
10,000,000	0.056%, 11/10/2011	9,998,170

	Total Short Term Investments (Cost $33,345,942)	33,347,024

	Total Investments (Cost $229,842,713) - 100.71%	229,124,925
	Liabilities in Excess of Other Assets - (0.71)%	(1,623,797)

	TOTAL NET ASSETS - 100.00%	$227,501,128

Percentages are stated as a percent of net assets.

(a)	Non-income producing.
(b)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $41,213,394, which represents 18.12% of total net assets.

(c)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2011.
(d)	Zero coupon bond.
(e)	Partially assigned as collateral for certain futures contracts.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$229,842,713

Gross unrealized appreciation	1,963,396
Gross unrealized depreciation	(2,681,184)

Net unrealized depreciation	($ 717,788)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Futures Contracts
(Unaudited)

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)

S&P 500 Index Mini Futures	(47)	(3,091,425)	Sep-11	(162,804)
U.S. Treasury 2 Year Note Futures	(130)	(28,514,689)	Oct-11	(7,543)
U.S. Treasury Long Bond Futures	(34)	(4,183,063)	Oct-11	43,227

				$(127,120)

Schedule of Open Forward Currency Contracts
(Unaudited)

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)

7/27/2011	U.S. Dollars	$1,070,850	Brazil Real	$1,720,000	$(24,050)
4/23/2012	U.S. Dollars	1,144,240	Chinese Yuan	7,330,000	(2,701)
7/25/2011	U.S. Dollars	583,221	Columbian Peso	1,040,000,000	(3,268)
4/10/2012	U.S. Dollars	23,976,465	Euro	16,834,500	(214,583)
4/13/2012	U.S. Dollars	17,593,224	Euro	12,140,000	149,944
5/16/2012	U.S. Dollars	5,458,295	Euro	3,891,000	(126,101)
6/11/2012	U.S. Dollars	1,252,535	Euro	868,700	6,886
7/6/2011	U.S. Dollars	988,917	Euro	685,000	(4,311)
7/27/2011	U.S. Dollars	3,223,054	Euro	2,280,000	(80,762)
7/29/2011	U.S. Dollars	606,879	Euro	422,000	(4,779)
4/10/2012	U.S. Dollars	8,250,000	Japanese Yen	694,608,750	(404,729)
4/13/2012	U.S. Dollars	8,370,000	Japanese Yen	706,185,270	(429,378)
7/25/2011	U.S. Dollars	561,390	South Korean Won	604,000,000	(3,813)
7/5/2011	U.S. Dollars	1,153,783	Malaysian Ringgit	3,500,000	(4,932)
7/22/2011	U.S. Dollars	1,089,577	Malaysian Ringgit	3,345,000	(16,344)
7/1/2011	U.S. Dollars	1,258,314	Russian Ruble	35,000,000	5,117
4/10/2012	Chilean Peso	1,899,012,500	U.S. Dollars	3,850,000	80,109
4/13/2012	Chilean Peso	1,884,575,000	U.S. Dollars	3,850,000	48,906
4/23/2012	Chinese Yuan	7,330,000	U.S. Dollars	1,154,149	(7,208)
6/13/2012	Euro	386,000	U.S. Dollars	553,794	(338)
6/14/2012	Euro	83,000	U.S. Dollars	118,595	408
4/10/2012	British Pound	1,961,654	U.S. Dollars	3,162,500	(26,089)
4/13/2012	British Pound	1,946,457	U.S. Dollars	3,170,000	(58,024)
4/11/2012	Indian Rupee	117,200,000	U.S. Dollars	2,500,000	3,976
4/16/2012	Indian Rupee	117,575,000	U.S. Dollars	2,500,000	10,387
6/18/2012	Malaysian Ringgit	2,500,000	U.S. Dollars	811,688	(3,877)
6/21/2012	Malaysian Ringgit	2,167,800	U.S. Dollars	702,531	(2,200)
7/5/2011	Malaysian Ringgit	3,500,000	U.S. Dollars	1,160,285	(1,571)
7/22/2011	Malaysian Ringgit	3,345,000	U.S. Dollars	1,108,350	(2,429)
10/3/2011	Malaysian Ringgit	3,500,000	U.S. Dollars	1,148,972	1,915
4/10/2012	Norwegian Krone	24,469,540	U.S. Dollars	4,473,694	(29,814)
4/13/2012	Norwegian Krone	23,850,939	U.S. Dollars	4,379,091	(48,537)
4/10/2012	Philippine Peso	144,452,000	U.S. Dollars	3,350,000	(87,207)
4/13/2012	Philippine Peso	144,887,500	U.S. Dollars	3,350,000	(77,998)
4/10/2012	Polish Zloty	4,746,256	U.S. Dollars	1,690,142	(5,648)
4/13/2012	Polish Zloty	4,578,308	U.S. Dollars	1,663,478	(39,015)
7/1/2011	Russian Ruble	35,000,000	U.S. Dollars	1,247,216	5,981
4/10/2012	Swedish Krona	44,055,858	U.S. Dollars	6,961,281	(115,434)
4/13/2012	Swedish Krona	43,466,148	U.S. Dollars	6,940,314	(187,354)
4/10/2012	Singapore Dollar	3,114,788	U.S. Dollars	2,475,000	63,703
4/13/2012	Singapore Dollar	3,120,095	U.S. Dollars	2,490,000	53,070

					$(1,582,092)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues -- Sell Protection (1)

Reference Obligation	Implied Credit Spread at June 30, 2011(2)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

General Electric Capital Corp., 5.625%, 09/15/2017	1.33%	1.000%	9/20/2016	Merrill Lynch	$3,500,000	($56,378)	$60,892	$4,514

						($56,378)	$60,892	$4,514

1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

3)

The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, including investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Equity
Converible Preferred Stock	$2,853,742	$—	$—	$2,853,742
Preferred Stock	1,733,035			1,733,035

Total Equity	4,586,777	—	—	4,586,777

Fixed Income
Asset Backed Securities	—	1,134,426	—	1,134,426
Bank Loans		11,855,633
Collateralized Mortgage Obligations	—	14,861,380	—	14,861,380
Convertible Obligations		3,852,369
Corporate Obligations	—	65,948,539	—	65,948,539
Foreign Government Obligations	—	93,520,030	—	93,520,030
Purchased Options	18,747	—	—	18,747

Total Fixed Income	18,747	191,172,377	—	191,191,124

Short Term Investments	22,348,889	10,998,135	—	33,347,024

Total Investments in Securities	$26,954,413	$202,170,512	$—	$229,124,925

Other Financial Instruments*
Forward Currency Contracts	$—	$(1,582,092)	$—	$(1,582,092)
Futures	(127,120)	—	—	(127,120)
Swaps		4,514

Total	$(127,120)	$(1,582,092)	$—	$(1,709,212)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments and futures. Forward sale commitments are reflected at value. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period, the Fund used money market and fixed income derivatives including futures, forwards, and options for both hedging and investment purposes, primarily duration management and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on 90-day Eurodollars: short, medium, and long-term U.S. debt, medium and long-term German debt, long-term Australian debt, and long-term debt of the United Kingdom. Forward contracts were also used during the period, both on foreign currencies as well as on forward purchase commitments, such as TBAs, of fixed income instruments. Option positions previously established in a prior period were present in the Fund during the period, but no new option contracts were entered into during the period.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives such as forwards involves the risk that the counterparty to the contract will fail to make required payments orotherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns(or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce theoverall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2011

Derivatives not accounted for as hedging instruments	Asset Derivatives		Liability Derivatives

	Balance Sheet Location	Value	Balance Sheet Location	Value

Credit Contracts - Swaps	Appreciation on Swap Agreements	$4,514	Depreciation on Swap Agreements	$0

Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	430,402	Depreciation of forward currency contractrs	2,012,494

Equity Contracts - Futures*	Variation margin on futures contracts	0	Variation margin on futures contracts	162,804

Interest Rate Contracts - Futures*	Variation margin on futures contracts	43,227	Variation margin on futures contracts	7,543

Total		$478,143		$2,182,841

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures during the year ended June 30, 2011 were as follows:

Long Positions	GuideMarkSM Opportunistic Fixed Income Fund

Futures	$0
Forwards	$40,101,754
Swaps	$15,192

Short Positions	GuideMarkSM Opportunistic Fixed Income Fund

Futures	$31,883,489
Forwards	$33,389,719
Swaps	$0

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund inthe manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

GuidePathSM Strategic Asset Allocation Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares		Value

	INVESTMENT COMPANIES - 89.23%
	Affiliated Investment Companies - 51.20%
92,594	GuideMarkSM Global Real Return Fund - Institutional Shares (a)	$909,274
148,019	GuideMarkSM Large Cap Growth Fund - Institutional Shares (a)	1,475,754
210,235	GuideMarkSM Large Cap Value Fund - Institutional Shares (a)	1,753,359
149,966	GuideMarkSM Opportunistic Equity Fund - Institutional Shares (a)	1,463,673
130,141	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares (a)	1,486,215
386,115	GuideMarkSM World ex-US Fund - Institutional Shares (a)	3,220,202

		10,308,477

	Exchange Traded Funds - 38.03%
24,411	SPDR S&P 500 ETF Trust (b)	3,221,520
64,725	Vanguard FTSE All-World ex-US Index Fund	3,223,952
1,770	Vanguard Global ex-US Real Estate ETF	91,774
9,429	Vanguard MSCI Emerging Markets ETF	458,438
4,568	Vanguard REIT ETF	274,537
4,483	Vanguard Small-Cap Growth ETF	385,090

		7,655,311

	Total Investment Companies (Cost $17,608,843)	17,963,788

	SHORT TERM INVESTMENTS - 5.78%
	Money Market Funds - 5.78%
	Federated Prime Obligations Fund
1,163,121	0.09%, 01/01/2050	1,163,121

	Total Short Term Investments (Cost $1,163,121)	1,163,121

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.49%
	Money Market Funds - 13.49%
2,715,376	Mount Vernon Prime Portfolio
	Effective Yield, 0.20%	2,715,376

	Total Investments Purchased as Securities Lending Collateral (Cost $2,715,376)	2,715,376

	Total Investments (Cost $21,487,340) - 108.50%	21,842,285
	Liabilities in Excess of Other Assets - (8.50)%	(1,711,791)

	TOTAL NET ASSETS - 100.00%	$20,130,494

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	All or a portion of this security is on loan.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$21,487,340

Gross unrealized appreciation	354,945
Gross unrealized depreciation	0

Net unrealized appreciation	$354,945

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

GuidePathSM Strategic Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$17,963,788	$-	$-	$17,963,788

Short Term Investments	1,163,121	-	-	1,163,121

Investments Purchased as Securities Lending Collateral	2,715,376	-	-	2,715,376

Total Investments in Securities	$21,842,285	$-	$-	$21,842,285

There were no significant transfers in or out of Levels 1 and 2 during the period ended June 30, 2011.

GuidePathSM Tactical Constrained Asset Allocation Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares		Value

	INVESTMENT COMPANIES - 89.18%
	Affiliated Investment Companies - 57.66%
257,231	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$2,435,982
140,243	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	1,381,398
41,511	GuideMarkSM Global Real Return Fund - Institutional Shares (a)	407,641
130,553	GuideMarkSM Large Cap Growth Fund - Institutional Shares (a)	1,301,614
155,230	GuideMarkSM Large Cap Value Fund - Institutional Shares (a)	1,294,619
218,041	GuideMarkSM Opportunistic Equity Fund - Institutional Shares (a)	2,128,084
90,815	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares (a)	1,037,110
186,086	GuideMarkSM World ex-US Fund - Institutional Shares (a)	1,551,957

		11,538,405

	Exchange Traded Funds - 27.34%
1,399	Energy Select Sector SPDR Fund	105,415
3,745	Industrial Select Sector SPDR Fund	139,464
1,709	iShares MSCI Germany Index Fund	45,955
5,655	SPDR Barclays Capital High Yield Bond ETF	227,444
19,621	SPDR S&P 500 ETF Trust (b)	2,589,383
4,202	SPDR S&P Dividend ETF	227,160
3,149	Technology Select Sector SPDR Fund	80,929
26,540	Vanguard FTSE All-World ex-US Index Fund	1,321,957
1,763	Vanguard Global ex-US Real Estate ETF (b)	91,412
6,080	Vanguard MSCI EAFE ETF	231,526
7,046	Vanguard MSCI Emerging Markets ETF	342,577
1,130	Vanguard REIT ETF	67,913

		5,471,135

	Exchange Traded Notes - 0.79%
1,381	iPath US Treasury 10-year Bear ETN (a)	64,271
1,973	iPath US Treasury Flattener ETN (a)	93,481

		157,752

	Mutual Funds - 3.39%
20,106	AQR Diversified Arbitrage Fund - Institutional Shares	225,786
41,123	PIMCO Emerging Local Bond Fund - Institutional Shares	453,178

		678,964

	Total Investment Companies (Cost $17,624,394)	17,846,256

	SHORT TERM INVESTMENTS - 5.10%
	Money Market Funds - 5.10%
	Federated Prime Obligations Fund
1,021,046	0.09%, 01/01/2050	1,021,046

	Total Short Term Investments (Cost $1,021,046)	1,021,046

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.18%
	Money Market Funds - 10.18%
2,036,440	Mount Vernon Prime Portfolio Effective Yield, 0.20%	2,036,440

	Total Investments Purchased as Securities Lending Collateral (Cost $2,036,440)	2,036,440

	Total Investments (Cost $20,681,880) - 104.46%	20,903,742
	Liabilities in Excess of Other Assets - (4.46)%	(892,939)

	TOTAL NET ASSETS - 100.00%	$20,010,803

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	All or a portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$20,681,880

Gross unrealized appreciation	260,904
Gross unrealized depreciation	(39,042)

Net unrealized appreciation	$221,862

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 :

GuidePathSM Tactical Constrained Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$17,846,256	$-	$-	$17,846,256

Short Term Investments	1,021,046	-	-	1,021,046

Investments Purchased as Securities Lending Collateral	2,036,440	-	-	2,036,440

Total Investments in Securities	$20,903,742	$-	$-	$20,903,742

There were no significant transfers in or out of Levels 1 and 2 during the period ended June 30, 2011.

GuidePathSM Tactical Unconstrained Asset Allocation Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares		Value

	INVESTMENT COMPANIES - 83.08%
	Affiliated Investment Companies - 41.94%
158,270	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares (a)	$1,558,958
103,555	GuideMarkSM Large Cap Growth Fund - Institutional Shares (a)	1,032,445
196,758	GuideMarkSM Large Cap Value Fund - Institutional Shares (a)	1,640,958
256,142	GuideMarkSM Opportunistic Equity Fund - Institutional Shares (a)	2,499,950
143,399	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares (a)	1,637,618
205,276	GuideMarkSM World ex-US Fund - Institutional Shares (a)	1,712,000

		10,081,929

	Exchange Traded Funds - 24.07%
101,670	SPDR Barclays Capital 1-3 Month T-Bill ETF (c)	4,662,586
16,923	SPDR Barclays Capital High Yield Bond ETF (b)	680,643
9,857	Vanguard High Dividend Yield ETF	443,467

		5,786,696

	Mutual Funds - 17.07%
39,330	Eaton Vance Floating-Rate Fund - Institutional Shares	355,146
39,983	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	406,224
87,286	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	810,886
47,820	Eaton Vance Parametric Option Absolute Return Strategy Fund - Institutional Shares	503,546
6,392	Eaton Vance Worldwide Health Sciences Fund - Institutional Shares	67,888
196,949	Stadion Managed Portfolio Trust - Institutional Shares	1,959,641

		4,103,331

	Total Investment Companies (Cost $19,785,800)	19,971,956

	SHORT TERM INVESTMENTS - 5.05%
	Money Market Funds - 5.05%
	Federated Prime Obligations Fund
1,213,875	0.09%, 01/01/2050	1,213,875

	Total Short Term Investments (Cost $1,213,875)	1,213,875

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.71%
	Money Market Funds - 1.71%
410,000	Mount Vernon Prime Portfolio Effective Yield, 0.20%	410,000

	Total Investments Purchased as Securities Lending Collateral (Cost $410,000)	410,000

	Total Investments (Cost $21,409,675) - 89.84%	21,595,831
	Other Assets in Excess of Liabilities - 10.16%	2,441,874

	TOTAL NET ASSETS - 100.00%	$24,037,705

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$21,409,675

Gross unrealized appreciation	202,602
Gross unrealized depreciation	(16,446)

Net unrealized appreciation	$186,156

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

GuidePathSM Tactical Unconstrained Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$19,971,956	$-	$-	$19,971,956

Short Term Investments	1,213,875	-	-	1,213,875

Investments Purchased as Securities Lending Collateral	410,000	-	-	410,000

Total Investments in Securities	$21,595,831	$-	$-	$21,595,831

There were no significant transfers in or out of Levels 1 and 2 during the period ended June 30, 2011.

GuidePathSM Absolute Return Asset Allocation Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares		Value

	INVESTMENT COMPANIES - 87.21%
	Affiliated Investment Companies - 26.78%
440,773	GuideMarkSM Core Fixed Income Fund - Institutional Shares (a)	$4,174,119
404,281	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares (a)	3,982,166
28,986	GuideMarkSM Opportunistic Equity Fund - Institutional Shares (a)	282,905

		8,439,190

	Exchange Traded Funds - 19.82%
39,165	iShares Barclays Aggregate Bond Fund	4,177,730
10,847	iShares Barclays Credit Bond Fund	1,142,514
1,601	iShares Barclays US Treasury Inflation Protected Securities Fund	177,135
16,295	SPDR Barclays Capital 1-3 Month T-Bill ETF (b)	747,289

		6,244,668

	Exchange Traded Notes - 3.68%
12,683	iPath US Treasury 10-year Bear ETN (b)	590,266
12,048	iPath US Treasury Flattener ETN (b)	570,834

		1,161,100

	Mutual Funds - 36.93%
41,496	Eaton Vance Floating-Rate Fund - Institutional Shares	374,708
92,275	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	937,511
251,376	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	2,335,279
88,135	Eaton Vance Parametric Option Absolute Return Strategy Fund - Institutional Shares	928,065
72,998	Highbridge Statistical Market Neutral Fund - Select Shares (b)	1,122,705
117,040	JPMorgan Income Builder Fund - Select Shares	1,123,588
134,445	JPMorgan Research Market Neutral Fund - Institutional Shares (b)	2,055,661
58,791	JPMorgan Strategic Income Opportunities Fund - Select Shares	700,794
135,149	JPMorgan Strategic Preservation Fund - Select Shares (b)	2,058,315

		11,636,626

	Total Investment Companies (Cost $27,584,163)	27,481,584

	SHORT TERM INVESTMENTS - 4.58%
	Money Market Funds - 4.58%
	Federated Prime Obligations Fund
1,443,797	0.09%, 01/01/2050	1,443,797

	Total Short Term Investments (Cost $1,443,797)	1,443,797

	Total Investments (Cost $29,027,960) - 91.79%	28,925,381
	Other Assets in Excess of Liabilities - 8.21%	2,586,254

	TOTAL NET ASSETS - 100.00%	$31,511,635

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$29,027,960

Gross unrealized appreciation	33,037
Gross unrealized depreciation	(135,616)

Net unrealized appreciation	($102,579)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 :

GuidePathSM Absolute Return Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$27,481,584	$-	$-	$27,481,584

Short Term Investments	1,443,797	-	-	1,443,797

Total Investments in Securities	$28,925,381	$-	$-	$28,925,381

There were no significant transfers in or out of Levels 1 and 2 during the period ended June 30, 2011.

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	8/19/11

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	8/19/11

By (Signature and Title)	/s/ Starr E. Frohlich

Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	8/19/11